Condensed financial information of Plastec Technologies, Ltd. (Details) ¥ in Thousands, HKD in Thousands	Dec. 31, 2016 HKD	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 HKD	Dec. 31, 2014 HKD	Dec. 31, 2013 HKD
Current assets
Cash and cash equivalents	HKD 486,222		HKD 311,665	HKD 528,527	HKD 348,901
Consideration receivable	131,686	¥ 113,250	0
Total current assets	622,741		934,518
Total assets	793,599		1,302,872
Current liabilities
Tax payable	5,837		4,103
Total current liabilities	11,975		362,186
Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	101		101
Retained earnings	761,365		906,937
Total shareholders’ equity	781,624		940,686	932,990	803,614
Parent [Member]
Current assets
Cash and cash equivalents	394,508		188,604	HKD 163,336	HKD 31,048
Amount due from a subsidiary	265,536		287,836
Consideration receivable	131,686		0
Prepaid expenses	171		1,170
Total current assets	791,901		477,610
Investment in subsidiaries	0		1
Total assets	791,901		477,611
Current liabilities
Account payable and accrued liabilities	1,485		6,001
Tax payable	3,129		3,129
Total current liabilities	4,614		9,130
NET CURRENT ASSETS	787,287		468,480
TOTAL ASSETS AND LIABILITIES	787,287		468,481
Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	101		101
Retained earnings	787,186		468,380
Total shareholders’ equity	HKD 787,287		HKD 468,481